Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 13     INCOME TAXES

The Company utilizes the asset and liability approach to measuring deferred tax assets and liabilities based on temporary differences existing at each balance sheet date using currently enacted tax rates in accordance with FASB ASC 740. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The income tax expense for the years ended December 31, 2014 and 2013 consists of the following:

	2014	2013
Current
Federal	$—	$—
State and Local	5,297	1,250

	5,297	1,250

Deferred
Federal	—	—
State and Local	—	—

	—	—

	$5,297	$1,250

The following is a reconciliation of the reported amount of income tax expense (benefit) for the years ended December 31, 2014 and 2013 to the amount of income tax expenses that would result from applying the statutory rate to pretax income.

The components of the Company’s deferred tax assets for the years ended December 31, 2014 and 2013 are as follows:

	2014	2013
Current deferred tax assets:
Allowance for doubtful accounts	$2,035	$2,035
Accrued vacation	85,081	131,302
Accrued personal property tax	4,048	37,012

Total current deferred tax assets	91,164	170,349

Non-current deferred tax assets
Net operating losses	18,229,887	13,674,825
Depreciation and amortization	162,344	15,935
Other	171	171
Total non-current deferred tax assets	18,392,402	13,690,931

Total deferred tax assets	18,483,566	13,861,280
Less: Valuation allowance	(18,483,566)	(13,861,280)

Net deferred tax assets	$—	$—

Reconciliation of reported amount of income tax expense for the years ended December 31, 2014 and 2013 consists of the following:

	2014	2013
Benefit for income taxes computed at federal statutory rate	$(7,385,656)	$(3,250,410)
State income taxes, net of federal tax benefit	(407,156)	(214,899)
Non-deductible expenses	3,024,860	7,472
Increase in valuation allowance	4,622,286	3,459,087
Other, net	150,963	—

Provision for income taxes	$5,297	$1,250

Effective tax rate	(0.07% )	(0.04% )

As of December 31, 2014 the Company has generated operating losses. As a result the Company has recorded a full valuation allowance against its net deferred tax assets as of December 31, 2014 and 2013. The valuation allowance increased by $4,622,286 during the tax year ended December 31, 2014.

As of December 31, 2014 and 2013, the Company has a net operating loss carry forwards for Federal income tax purposes of $51.8 million and $37.8 million, respectively, which expire in varying amounts during the tax years 2023 and 2034. The Company has net operating loss carry forwards for State income tax purposes of $32.5 million and $26.3 million which expire in varying years from 2023 to 2034.

Under FASB ASC 740, tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate settlement. Unrecognized tax benefits are tax benefits claimed in the Company’s tax returns that do not meet these recognition and measurement standards. As of December 31, 2014 and 2013, the Company has no liabilities for unrecognized tax benefits.

The Company’s policy is to recognize potential interest and penalties accrued related to unrecognized tax benefits within income tax expense. For the years ended December 31, 2014, and 2013, the Company did not recognize any interest or penalties in its statement of operations, nor did it have any interest or penalties accrued in its balance sheet at December 31, 2014 and 2013 relating to unrecognized tax benefits.

The tax years 2010-2014 remain open to examination for federal income tax purposes and by the other major taxing jurisdictions to which the Company is subject.